Consolidated Statements of Changes in Shareholders' Equity - USD ($)	Ordinary shares	Additional paid-in capital	Statutory surplus reserve	Retained earnings	Accumulated other comprehensive income (loss)	Total Happiness Biotech Group Limited shareholders’ equity	Non-controlling interests	Total
Balance at Mar. 31, 2018	$ 11,500	$ 5,075,035	$ 2,008,019	$ 35,269,267	$ 2,187,805	$ 44,551,626		$ 44,551,626
Balance (in Shares) at Mar. 31, 2018	23,000,000
Capital contributions		627,628				627,628		627,628
Net income (loss)				18,721,979		18,721,979		18,721,979
Statutory reserve			56,077	(56,077)
Foreign currency translation adjustments					(2,985,586)	(2,985,586)		(2,985,586)
Balance at Mar. 31, 2019	$ 11,500	5,702,663	2,064,096	53,935,169	(797,781)	60,915,647		60,915,647
Balance (in Shares) at Mar. 31, 2019	23,000,000
Ordinary shares issued for cash	$ 1,000	9,341,339				9,342,339		9,342,339
Ordinary shares issued for cash (in Shares)	2,000,000
Net income (loss)				12,688,035		12,688,035		12,688,035
Foreign currency translation adjustments					(3,356,032)	(3,356,032)		(3,356,032)
Balance at Mar. 31, 2020	$ 12,500	15,044,002	2,064,096	66,623,204	(4,153,813)	79,589,989		79,589,989
Balance (in Shares) at Mar. 31, 2020	25,000,000
Ordinary shares issued for cash	$ 2,550	10,723,150				10,725,700		10,725,700
Ordinary shares issued for cash (in Shares)	5,100,000
Ordinary shares issued for services	$ 191	778,232				778,423		778,423
Ordinary shares issued for services (in Shares)	381,580
Net income (loss)				786,356		786,356	(94,400)	691,956
Dividend				(375,000)		(375,000)		(375,000)
Statutory reserve			5,558,669	(5,558,669)
Contribution from non-controlling shareholders							112,418	112,418
Foreign currency translation adjustments					3,240,192	3,240,192	2,873,378	6,113,570
Balance at Mar. 31, 2021	$ 15,241	$ 26,545,384	$ 7,622,765	$ 61,475,891	$ (913,621)	$ 94,745,660	$ 2,891,396	$ 97,637,056
Balance (in Shares) at Mar. 31, 2021	30,481,580